Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Litigation

In the ordinary course of business, we may be or have been involved in legal proceedings from time to time. Below is a description of all legal proceedings we were involved in during the nine months ended December 31, 2019.

In February 2018, we received a subpoena from the United States Commodity Futures Trading Commission (“CFTC”). We complied with the terms of the subpoena, negotiated a resolution of this matter with the CFTC staff, and a final order was issued on September 14, 2018. Under the order, we are not admitting or denying any of the allegations, will pay a fine of $150,000, and have agreed not to act as an unregistered Commodities Trading Advisor in the future. As of December 31, 2019 we have paid all amounts owed to CFTC and no unpaid balance remains.

In April of 2019, we received a Summons and Complaint from Fibernet Corp making claims of unpaid invoices and breach of contracts entered into in February 2012 and January 2015 as RazorData Corp. Without admitting fault or liability, in June of 2019, we entered into an agreement with Fibernet Corp to settle all claims and release us from any future claims in exchange for a payment of $35,160 to avoid ongoing litigation related to this matter.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Litigation

In the ordinary course of business, we may be or have been involved in legal proceedings from time to time. Below is a description of all legal proceedings we were involved in during the year ended March 31, 2019:

●	On November 1, 2017, we filed a lawsuit in the Fourth Judicial District Court for Utah County, State of Utah, Wealth Generators, LLC, v. Evan Cabral, Daniel Lopez, John Legarreta, Johnathan Lopez, Julian Kuschner, Nick Gomez, Luke Shulla, Nestor Velazquez, Christopher Terry, Isis De La Torre, Alex Morton, Ivan Briongos, Brandon Boyd, and International Markets Live Ltd. d/b/a iMarketslive, Civil No. 170401615, alleging corporate espionage and misappropriation of corporate information. The lawsuit alleges that International Markets Live Ltd., dba iMarketslive, conspired with a number of individuals affiliated with Wealth Generators to steal our confidential information, intellectual property, and trade secrets. On September 27, 2018, the court issued its ruling granting in part and denying in part our motion for preliminary injunction. On January 2, 2019, the parties entered into a settlement agreement in which they agreed to release all claims and have the litigation dismissed with prejudice, with neither party making any payment to the other, but with the defendants agreeing to make a $5,000 donation to charity. On February 22, 2019, the matter was dismissed with prejudice.

●	In February 2018, we received a subpoena from the United States Commodity Futures Trading Commission (“CFTC”). We complied with the terms of the subpoena, negotiated a resolution of this matter with the CFTC staff, and a final order was issued on September 14, 2018. Under the order, we did not admit or deny any of the allegations, agreed to pay a fine of $150,000, and agreed not to act as an unregistered Commodities Trading Advisor in the future. As of March 31, 2019, we have paid $90,000 to CFTC and the remaining unpaid balance has been included in accounts payable and accrued liabilities on our consolidated balance sheet.

●	Jim Westphal filed a wage claim against Kuvera, LLC (at the time named Wealth Generators, LLC), in the United States District Court for the District of Utah, Central Division (Case No. 2:18-cv-00080) in the amount of $6,500 plus liquidated damages. Mr. Westphal is claiming unpaid overtime wages. We contend that Mr. Westphal was an independent contractor, hired on a limited basis to perform software services, and is accordingly not entitled to overtime payments under the Fair Labor Standards Act. Moreover, Mr. Westphal never provided the promised software pursuant to the parties’ agreement. We filed a counterclaim on July 12, 2018, seeking damages of approximately $20,000 and demanding a jury trial. In December 2018, the parties settled the matter with a joint motion. As a result of the settlement, we paid Mr. Westphal $1,500 and the case was dismissed.

●	In April of 2019, we received a Summons and Complaint from Fibernet Corp making claims of unpaid invoices and breach of contracts entered into in February 2012 and January 2015 as RazorData Corp. Without admitting fault or liability, in June of 2019, we entered into an agreement with Fibernet Corp to settle all claims and release us from any future claims in exchange for a payment of $35,160 to avoid ongoing litigation related to this matter.